NOTE 2 - GOING CONCERN (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Going Concern [Abstract]
Net Loss	$ 1,580,887
Net cash used in operations	345,287	$ 3,562,306
Working capital deficit	469,082
Accumulated deficit	30,269,833	28,688,946
Stockholders' deficit	$ 170,985	$ (622,535)	$ 5,523,188